INVESTMENTS - Investments in equity securities (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Total net losses recognized	¥ (15,344,616)	$ (2,161,244)	¥ (2,622,450)	¥ (9,195,509)
Less: net realized (losses) gains on equity securities sold			11,294,390	(452,014)
Net unrealized losses recognized on equity securities held	¥ (15,344,616)	$ (2,161,244)	¥ (13,916,840)	¥ (8,743,495)